Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Earnings (Loss) Income per Share Basic and Diluted Basis
The calculations of basic and diluted EPS for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Weighted average shares outstanding	Net income	Net income per share	Weighted average shares outstanding	Net income	Net income per share
Basic EPS	400,109,698	$339,287	$0.85	312,765,516	$28,884	$0.09
Dilutive RSUs and pRSUs	5,312,606	—		3,295,575	—
Dilutive convertible notes	67,925,780	18,194		—	—
Dilutive stock options	198,626	—		241,773	—
Diluted EPS	473,546,710	$357,481	$0.75	316,302,864	$28,884	$0.09